LEASE LIABILITES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
LEASE LIABILITES

9.	LEASE LIABILITES

The Company leases certain assets under lease agreements. The lease liabilities consist of leases of facilities with terms ranging from five to seven years. The leases are calculated using incremental borrowing rates ranging from 7.45% to 11.7%.

Total
Balance at December 31, 2023	$790,023
Interest expense	65,378
Lease payments	(423,157)
Foreign exchange	(4,223)
Balance at December 31, 2024	$428,021
Interest expense	36,711
Lease payments	(190,857)
Balance at December 31, 2025	$273,875

Which consists of:

	December 31, 2025	December 31, 2024
Current lease liability	$143,624	$154,147
Non-current lease liability	130,251	273,874
Ending balance	$273,875	$428,021

Maturity analysis	December 31, 2025	December 31, 2024
Less than one year	$165,022	$190,856
One to three years	141,519	282,419
Four to five years	-	71,836
Total undiscounted lease liabilities	306,541	545,111
Amount representing interest	(32,666)	(117,090)
	$273,875	$428,021

Variable lease payments of $149,843 (2024 - $77,626) have been recognized in profit and loss.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2025

Expressed in Canadian Dollars